SUPPLEMENT dated November 7, 2003

                              To the PROSPECTUS of

                     The Boston Company Large Cap Core Fund
                     The Boston Company Small Cap Value Fund
                    The Boston Company Small Cap Growth Fund
                          (Institutional Class Shares)
               The Boston Company Small Capitalization Equity Fund
             The Boston Company Small Cap Tax-Sensitive Equity Fund
                The Boston Company International Core Equity Fund
                 The Boston Company International Small Cap Fund

                             Dated: January 28, 2003
                            As Revised: July 8, 2003

--------------------------------------------------------------------------------

                                   Prospectus

The following information replaces the information under the "Fees and expenses of the fund" section of the "Risk/Return Summary" heading for Large Cap Core Fund, Small Capitalization Equity Fund, Small Cap Growth Fund and Small Cap Tax-Sensitive Equity Fund only:

Fees and expenses of the funds

This table describes the fees and expenses you may pay if you buy and hold shares of the funds.

Based on fiscal year ended 9/30/02                 Large Cap Core Fund                Small Cap Growth Fund
Shareholder fees (fees paid directly from                 None
your investment)
Annual fund operating expenses(1,2)
(expenses that are deducted from fund
assets)
       Management fees                                    0.50%                               0.80%
       Distribution (12b-1) fees                          None                                None
       Other expense                                      0.33%                               0.49%
       Total annual fund operating                        0.83%                               1.29%
       expenses

(1) Because Standish Mellon has agreed to limit Small Cap Growth Fund's operating expenses, the Small Cap Growth Fund's actual expenses would have been (based upon the expense limitation which will be in effect on November 1, 2003):

       Management fees                                                                        0.71%
       Other expenses                                                                         0.49%
       Total annual fund operating                                                            1.20%
       expenses

This expense limitation may be changed or eliminated at any time.

(2) The table and example reflect the combined expenses of Small Cap Growth Fund and the master fund in which it invests all its investable assets.

Fees and expenses of the funds

This table describes the fees and expenses you may pay if you buy and hold shares of the funds.

Based on fiscal year ended 9/30/02                Small Cap Equity Fund           Small Cap Tax-Sensitive Equity
                                                                                               Fund
Shareholder fees (fees paid directly                      None
from your investment)
Annual fund operating expenses(1)
(expenses that are deducted from fund
assets)
       Management fees                                    0.60%                               0.80%
       Distribution (12b-1) fees                          None                                None
       Other expense                                      0.86%                               0.28%
       Total annual fund operating                        1.46%                               1.08%
       expenses

(1) Because Standish Mellon has agreed to limit Small Cap Equity Fund's operating expenses, the Small Cap Equity Fund's actual expenses would have been (based upon the expense limitation which will be in effect on November 1, 2003):

       Management fees                                    0.51%
       Other expenses                                     0.49%
       Total annual fund operating                        1.00%
       expenses

This expense limitation may be changed or eliminated at any time.

The following information supplements the information under the "Advisory services and fees" section of "The Investment Adviser" heading for Large Cap Core Fund, Small Capitalization Equity Fund, Small Cap Growth Fund and Small Cap Tax-Sensitive Equity Fund only:

Effective November 1, 2003, the current expense limitation for the Large Cap Core Fund has been increased to 0.90%, the current expense limitation for the Small Capitalization Equity Fund has been increased to 1.00%, the current expense limitation for the Small Cap Growth Fund has been increased to 1.20%, the current expense limitation for the Small Cap Tax-Sensitive Equity Fund has been increased to 1.10%. The expense limitations are shown as a percentage of each fund's average net assets.

The following information supplements the information under the "Fund Managers" section of "The Investment Adviser" heading for Small Capitalization Equity Fund and Small Cap Tax-Sensitive Equity Fund only:

The Investment Adviser

----------------------------------------------------------------------------------------------------------------------
Fund                                   Fund Managers                       Positions during the past five years
----------------------------------------------------------------------------------------------------------------------
Small Capitalization Equity Fund,      B. Randall Watts, Jr., CFA          Senior vice president, Randy is a lead
Small Cap Growth Fund and Small Cap                                        portfolio manager for small cap growth
Tax-Sensitive Equity Fund                                                  strategies.  He has research
                                                                           responsibilities in the technology and
                                                                           industrial areas. He joined the company
                                                                           in 2001 from Westfield Capital
                                                                           Management where he was a director and
                                                                           portfolio manager for over $500 million
                                                                           in small and mid cap portfolios.
----------------------------------------------------------------------------------------------------------------------

The following information supplements the information presented throughout the prospectus for all funds:

Mellon Bank, N.A. has replaced Investors Bank & Trust Company as the custodian, administrator and accounting agent for all funds effective October 1, 2003.